Deferred Tax Balances - Deferred Tax Assets (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Set-off of deferred tax liabilities pursuant to set-off provisions	$ (1,044,422)	$ (1,288,566)
Net deferred tax liabilities	0	0
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	71,205	63,507
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	202,824	125,814
Unrealized foreign exchange gains (losses) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	342,222	321,363
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 428,171	$ 777,882